TRANSACTIONS WITH PARTIES-IN-INTEREST (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 326,798,278	$ 312,935,520
Administrative expenses	661,914
Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	369,444
Investment Advisor
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 292,470
Valvoline Inc. common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	1,418,026	1,614,642
Investments, at fair value	$ 41,207,836	$ 58,417,747